CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Non-current assets
Intangible assets, net	$ 37,020	$ 32,504	$ 32,484	$ 33,359
Property, plant and equipment, net	101,454	104,450	106,559	106,791
Equity affiliates : investments and loans	28,210	29,334	31,053	29,712
Other investments	1,383	1,490	1,625	2,247
Non-current financial assets	1,612	1,490	2,404	3,778
Deferred income taxes	4,737	5,299	5,400	6,578
Other non-current assets	3,075	3,033	2,797	2,800
Total non-current assets	177,491	177,600	182,322	185,265
Current assets
Inventories, net	28,542	24,456	19,952	19,162
Accounts receivable, net	30,796	32,000	21,983	17,192
Other current assets	55,553	50,976	35,144	17,585
Current financial assets	7,863	7,415	12,315	4,404
Cash and cash equivalents	32,848	31,276	21,342	28,643
Assets classified as held for sale	313	856	400	456
Total current assets	155,915	146,979	111,136	87,442
Total assets	333,406	324,579	293,458	272,707
Shareholders' equity
Common shares	8,163	8,137	8,224	8,224
Paid-in surplus and retained earnings	125,554	123,008	117,849	110,967
Currency translation adjustment	(14,019)	(13,643)	(12,671)	(11,087)
Treasury shares	(3,010)	(1,022)	(1,666)	(8)
Total shareholders' equity - TotalEnergies share	116,688	116,480	111,736	108,096
Non-controlling interests	3,309	3,375	3,263	2,480
Total shareholders' equity	119,997	119,855	114,999	110,576
Non-current liabilities
Deferred income taxes	12,169	11,281	10,904	10,596
Employee benefits	2,341	2,610	2,672	3,305
Provisions and other non-current liabilities	23,373	21,649	20,269	20,716
Non-current financial debt	46,868	46,546	49,512	52,331
Total non-current liabilities	84,751	82,086	83,357	86,948
Current liabilities
Accounts payable	49,700	46,869	36,837	29,752
Other creditors and accrued liabilities	62,498	56,972	42,800	27,836
Current borrowings	16,003	18,252	15,035	16,983
Other current financial liabilities	401	502	372	322
Liabilities directly associated with the assets classified as held for sale	56	43	58	290
Total current liabilities	128,658	122,638	95,102	75,183
Total liabilities & shareholders' equity	$ 333,406	$ 324,579	$ 293,458	$ 272,707